Borrowings - Additional Information (Detail) $ / shares in Units, ₽ in Millions, $ in Millions		1 Months Ended							4 Months Ended	12 Months Ended
	Sep. 01, 2022 RUB (₽)	Apr. 30, 2023 RUB (₽)	Nov. 30, 2022 RUB (₽)	Sep. 30, 2022 RUB (₽)	Aug. 31, 2021 RUB (₽)	Feb. 28, 2021 RUB (₽)	Feb. 28, 2021 USD ($)	Mar. 31, 2020 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Feb. 28, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of convertible loans net of issue cost										₽ 0	₽ 0	₽ 6,171
Proceeds from borrowings										40,725	10,371	₽ 8,711
Convertion price per share | $ / shares													$ 86.648
Debt instrument, convertible, transaction costs										128
Bank loan								₽ 6,000
Value of financial liability relates to sale and leaseback transactions									₽ 1,185	1,185	471
1.875% senior unsecured convertible bonds due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of convertible loans net of issue cost						₽ 54,499
Payment for debt issuance costs						₽ 988
Nominal or principal amount of financing activities | $							$ 750
Borrowings, interest rate						1.875%
Borrowings, maturity						2026	2026
Financial liabilities measured at fair value through profit and loss						₽ 6,958
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss						5.10%
One Year Unsecured Loan Facility Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings					₽ 9,900
One off utilization commission					₽ 100
Nominal rate per year					8.50%
OZON One Point Eight Seven Five Percent Senior Unsecured Convertible Bonds Due Twenty Twenty Six [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						1.875%
OZON Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Remeasurement of the Convertible Bond Liability										8,567
Foreign exchange gain										₽ 5,472
Foreign exchange loss											₽ 218
Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			₽ 25,000	₽ 15,000
Borrowings, interest rate									13.60%	13.60%
Borrowings, maturity	2026									2026
Undrawn borrowing facilities									₽ 20,000	₽ 20,000
Derivative feature fair value									3,000	₽ 3,000
Borroowings issuance costs allocated to debt component and the derivative feature									312
Borroowings issuance costs allocated to derivative feature expensed									27
Maximum borrowing capacity	₽ 60,000
Borroowings issuance costs									₽ 339
Credit Facility [Member] | Event after reporting date [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		₽ 19,900
Credit Facility [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									14.30%	14.30%
Credit Facility [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									13.50%	13.50%
Credit Facility [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about borrowings [line items]
Derivative feature fair value			₽ 3,109